Investment Strategy	Oct. 09, 2026
Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January | Calamos Bitcoin 80 Series Structured Alt Protection ETF - January
Prospectus [Line Items]
Strategy Narrative [Text Block]

1. Principal Investment Strategies – Floor Threshold (CBTJ, CBTY and CBTO). For each of the Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January (CBTJ), Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July (CBTY), and Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October (CBTO), the first sentence in the second paragraph under the “Principal Investment Strategies” section on page 2 of the Fund’s summary prospectus and prospectus is removed and replaced with the following:

The Fund seeks to provide protection against a loss exceeding 20% (by providing a Floor against the negative price return of Spot bitcoin exceeding 20%) prior to taking into account any fees or expenses charged to the Fund.

Please retain this supplement for future reference

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July | Calamos Bitcoin 80 Series Structured Alt Protection ETF - July
Prospectus [Line Items]
Strategy Narrative [Text Block]

1. Principal Investment Strategies – Floor Threshold (CBTJ, CBTY and CBTO). For each of the Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January (CBTJ), Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July (CBTY), and Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October (CBTO), the first sentence in the second paragraph under the “Principal Investment Strategies” section on page 2 of the Fund’s summary prospectus and prospectus is removed and replaced with the following:

The Fund seeks to provide protection against a loss exceeding 20% (by providing a Floor against the negative price return of Spot bitcoin exceeding 20%) prior to taking into account any fees or expenses charged to the Fund.

Please retain this supplement for future reference

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October | Calamos Bitcoin 80 Series Structured Alt Protection ETF - October
Prospectus [Line Items]
Strategy Narrative [Text Block]

1. Principal Investment Strategies – Floor Threshold (CBTJ, CBTY and CBTO). For each of the Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January (CBTJ), Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July (CBTY), and Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October (CBTO), the first sentence in the second paragraph under the “Principal Investment Strategies” section on page 2 of the Fund’s summary prospectus and prospectus is removed and replaced with the following:

The Fund seeks to provide protection against a loss exceeding 20% (by providing a Floor against the negative price return of Spot bitcoin exceeding 20%) prior to taking into account any fees or expenses charged to the Fund.

Please retain this supplement for future reference